Income Tax Expense - Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Australia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate income tax rate	25.00%	25.00%	26.00%
France [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate income tax rate	10.00%	10.00%	10.00%